ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 47,011,472	$ 48,434,033
Less: allowance for doubtful accounts	(1,277,091)	(384,311)
Accounts receivable, net	$ 45,734,381	$ 48,049,722